Products revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Products revenues	82,197	281,367	220,626
Mining products	68,358	281,367	220,626
Intelligent router products (Note a)	13,839	—	—
Other revenues	28	400	238
	82,225	281,767	220,864